Events Subsequent to Filing of the June 30, 2024 10-Q (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 24, 2024	Sep. 25, 2024	Aug. 09, 2024	Jul. 01, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Oct. 22, 2024	Oct. 17, 2024
Subsequent Event [Line Items]
Co-op promotion incentives					$ 240,000	$ 91,000	$ 349,000	$ 264,000	$ 2,600,000	$ 2,300,000	$ 2,000,000
Income Tax Examination, Likelihood of Unfavorable Settlement									greater than 50% likelihood
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit													$ 2,000,000
Termination fee													$ 40,000
Subsequent Event [Member] | Consulting Agreements [Member]
Subsequent Event [Line Items]
Share issued			774,528
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Debt instrument periodic payment		$ 250,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share issued	2,299,998
Principal amount												$ 2,352,941
Private placement	$ 2,000,000
Blue Yonder Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:MilestonePayment]				$ 175,000
Blue Yonder Inc [Member] | Subsequent Event [Member] | Asset Purchase Agreemnet [Member]
Subsequent Event [Line Items]
Service contract description							On March 28, 2020, SemiCab entered into a service contract and agreement with Blue Yonder, Inc. (“Blue Yonder”) for certain IT subscription-based services. The original term of the agreement was for three years, at a price of $100,000 per year, for a total of $300,000. On June 21, 2023, Blue Yonder filed a lawsuit with the Maricopa County Superior Court in Arizona against SemiCab claiming damages in the amount of $275,000. The court found in favor of Blue Yonder in the amount of $509,119, subject to two separate milestone payments that would otherwise deem the entire outstanding balance satisfied if either milestone payment was made by SemiCab. The first milestone payment of $175,000 was due on July 1, 2024 and was not made. The terms of the judgment provided that in the event this payment was made, the remaining settlement shall be deemed satisfied. The judgment further provided that if the July payment was not made, SemiCab shall owe a total of $225,000 by October 1, 2024. In the event the October payment was made, the remaining settlement shall be deemed satisfied. If neither payments were made, Blue Yonder shall be entitled to execute the full $509,119 beginning January 1, 2025.